Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Income (loss) before income taxes
Domestic	$ 791.9	$ 706.4	$ 729.7
Foreign	25.4	(5.2)	(12.5)
Income Before Income Taxes	$ 817.3	$ 701.2	$ 717.2